Acquisitions - Dealer Generated Customer Accounts and Bulk Account Purchases (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 28, 2012 Contract	Dec. 30, 2011 Contract	Sep. 28, 2012 Contract	Sep. 30, 2011 Contract	Sep. 24, 2010 Contract
Dealer Generated Customer Accounts And Bulk Account Purchases [Line Items]
Dealer generated customer accounts and bulk account purchases	$ 125	$ 164	$ 648	$ 581	$ 532
Dealer generated customer contracts (in contracts)	100,000	136,000	527,000	491,000	459,000